Business Acquisition - (Additional Information) (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 13, 2021	Oct. 18, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Cash Earnouts			$ 0
Fair value of milestone payments			0
Betcha
Business Acquisition [Line Items]
Acquisition Date	Dec. 13, 2021
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Cash	$ 759		$ 800
Cash Earnouts	7,500
Future milestone payments	9,700
Fair value of milestone payments	$ 9,720
Class A Common Stock
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions		29,431,260	2,143,438
Class A Common Stock | Betcha
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions			2,143,438